Organization and Nature of Operations (Details)		1 Months Ended	12 Months Ended
	Jan. 14, 2020	Jun. 17, 2019 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 shares	Jun. 14, 2019 $ / shares shares
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized			500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Common stock shares outstanding						11,000,000
Paid in capital | ¥				¥ 5,000,000
Reorganization equity, percentage	10.00%
Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized			450,000,000	450,000,000	450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares issued			11,000,000	11,000,000	11,000,000
Common stock shares outstanding			11,000,000	11,000,000	11,000,000
Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized			50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares issued			1,000,000	1,000,000	1,000,000
Common stock shares outstanding			1,000,000	1,000,000	1,000,000
Wenjie [Member]
Organization and Nature of Operations (Details) [Line Items]
Reorganization, description			Wenjie acquired 90% equity of Leiya from Shengling Xiang, and 10% from Hecang Limited. As a result, Leiya’s equity interest is 100% held by Wenjie as of April 21, 2020.
New Focus [Member]
Organization and Nature of Operations (Details) [Line Items]
Reorganization, description			On August 12, 2020, Chuanlong Lin transferred 100% equity of New Focus to Leiya. Therefore, Leiya holds 100% of equity interest of New Focus as of August 12, 2020.
Erayak International Limited [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares owned						6,000,000
Erayak International Limited [Member] | Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares owned						1,000,000
CEC Science and Innovation Co., Ltd. [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares owned						1,400,000
Grand Merchant Incorporation Limited. [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares owned						600,000
Erayak BVI [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized		50,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 1
Ordinary shares issued		100
Common stock shares outstanding		100
Percentage of owned shares		100.00%
Erayak HK [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid in capital | $			$ 3,900,000
Ruike [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid in capital | $			5,010,035
Wenjie [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid in capital | $			$ 3,000,000
Leiya [Member]
Organization and Nature of Operations (Details) [Line Items]
Paid in capital | ¥				¥ 6,900,000
Erayak Group [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized						500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0001
Erayak Group [Member] | Class A Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized						450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0001
Ordinary shares issued						11,000,000
Erayak Group [Member] | Class B Ordinary Shares [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary shares authorized						50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0001
Ordinary shares issued						1,000,000
Common stock shares outstanding						1,000,000